Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of subsidiaries grouped - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Infrastructure [Member]
Infrastructure
Trade accounts receivable		S/ 6,192	S/ 10,291
Operation and maintenance of roads [Member] | Infrastructure [Member]
Infrastructure
Trade accounts receivable		5,440	9,192
Others [Member] | Infrastructure [Member]
Infrastructure
Trade accounts receivable		752	1,099
Others [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		13,920	22,135
Energy [Member] | Infrastructure [Member]
Infrastructure
Trade accounts receivable		5,617	4,718
Cumbra Peru S.A. - Jorge Chavez Airport [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable	[1]	167,360	25,401
Vial y Vives - DSD S.A. - Engineering and Construction Works [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		151,690	207,406
Cumbra Peru S.A. - Talara Refinery [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		77,448	62,617
Morelco S.A.S. - Engineering and Construction Works [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		58,075	6,430
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		54,996	96,972
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		22,455	3,872
Cumbra Peru S.A. - Toquepala Concentrator Maintenance Project [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		11,213
Cumbra Peru S.A. - Rio Urubamba Consortium [Member[ | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		7,417
Cumbra Peru S.A. - Quebrada Honda Test Plant Project [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		5,417	412
Cumbra Peru S.A. - Gasoducto Piura Project [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		2,320	13,347
Others Total [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		572,311	438,592
Others One [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		97	9
Others One Total [Member] | Engineering and Construction [Member]
Infrastructure
Trade accounts receivable		S/ 584,217	S/ 453,610

[1]	The variation at the end of 2022 corresponds to the EPC LAP3 project, related to the increase of activities in the construction of the Jorge Chavez airport terminal (Consorcio Inti Punku).